Income Taxes - Summary of Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forward	$ 48,031	$ 26,498
Property and equipment	(78)	159
Other	180	187
Deferred tax assets before valuation allowance	48,133	26,844
Valuation allowance	(19,059)	(11,240)
Deferred tax assets, net of valuation allowance	29,074	15,604
Deferred tax liabilities:
Outside basis difference	2,034	1,913
Intangible assets	43,942	21,783
Deferred tax liabilities	45,976	23,696
Net deferred tax assets (liabilities)	$ (16,902)	$ (8,092)